CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED)
Cash and cash equivalents held for sale	$ 19.9	$ 27.6